Consolidated cash flow statement £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax		£ 7,012	£ 8,194	£ 3,065
Adjustment for non-cash items:
Credit impairment (releases)/charges		1,220	(653)	4,838
Depreciation, amortisation and impairment of property, plant, equipment and intangibles		1,786	2,076	1,734
Other provisions, including pensions		1,724	468	1,365
Net loss on disposal of investments and property, plant and equipment		54	39	47
Other non-cash movements including exchange rate movements		(13,298)	3,093	(2,977)
Changes in operating assets and liabilities
Net (increase)/decrease in cash collateral and settlement balances		(881)	4,101	4,321
Net increase in loans and advances at amortised cost		(24,949)	(10,728)	(4,365)
Net decrease/(increase) in reverse repurchase agreements and other similar secured lending		2,451	5,804	(5,652)
Net increase in deposits at amortised cost		26,349	38,397	65,249
Net increase/(decrease) in debt securities in issue		9,210	18,131	(6,309)
Net (decrease)/increase in repurchase agreements and other similar secured borrowing		(1,300)	14,178	(343)
Net increase in derivative financial instruments		(7,071)	(4,018)	(1,845)
Net decrease/(increase) in trading portfolio assets		13,222	(19,085)	(13,755)
Net increase in trading portfolio liabilities		18,755	6,764	10,489
Net (increase)/decrease in financial assets and liabilities at fair value through the income statement		(919)	(15,626)	3,374
Net (increase)/decrease in other assets		(3,497)	(2,133)	452
Net increase/(decrease) in other liabilities		1,051	1,252	(1,500)
Corporate income tax paid		(688)	(1,335)	(683)
Net cash from operating activities		30,231	48,919	57,505
Net cash from investing activities
Purchase of debt securities at amortised cost		(27,731)	(12,500)	(14,671)
Proceeds from redemption or sale of debt securities at amortised cost		14,277	3,757	8,480
Purchase of financial assets at fair value through other comprehensive income		(69,380)	(75,673)	(91,744)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income		62,821	89,342	80,895
Purchase of property, plant and equipment and intangibles		(1,746)	(1,720)	(1,324)
Disposal of subsidiaries and associates, net of cash disposed		0	1,057	0
Other cash flows associated with investing activities		86	7	(12)
Net cash from investing activities		(21,673)	4,270	(18,376)
Net cash from financing activities
Dividends paid and other coupon payments on equity instruments		(1,978)	(1,360)	(936)
Issuance of subordinated liabilities		1,477	1,890	1,438
Redemption of subordinated liabilities		(2,679)	(4,807)	(3,258)
Issue of shares and other equity instruments		3,205	1,118	1,165
Repurchase of shares and other equity instruments		(3,655)	(1,275)	(1,056)
Issuance of debt securities	[1]	11,139	8,415	5,736
Redemptions	[1]	(6,335)	(3,475)	0
Net purchase of treasury shares		(478)	(399)	(357)
Net cash from financing activities		696	107	2,732
Effect of exchange rates on cash and cash equivalents		10,330	(4,232)	1,668
Net increase/(decrease) in cash and cash equivalents		19,584	49,064	43,529
Cash and cash equivalents at beginning of year		259,206	210,142	166,613
Cash and cash equivalents at end of year		278,790	259,206	210,142
Cash and cash equivalents comprise:
Cash and balances at central banks		256,351	238,574	191,127
Loans and advances to banks with original maturity less than three months		6,431	6,488	5,955
Cash collateral balances with central banks with original maturity less than three months		15,150	13,532	12,204
Treasury and other eligible bills with original maturity less than three months		858	612	856
Cash and cash equivalents		£ 278,790	£ 259,206	£ 210,142

[1]	Issuance of debt securities and Redemption of debt securities included in financing activities relate to instruments that qualify as eligible liabilities and satisfy regulatory requirements for MREL instruments which came into effect during 2019. Refer to Note 1, paragraph 4(vi), for further details.